Events after the reporting period	6 Months Ended
Jun. 30, 2025
Events after the reporting period
Events after the reporting period

18.   Events after the reporting period

On July 22, 2025, the Board approved an interim cash dividend of $0.10 per ordinary share. The interim cash dividend will be paid on August 19, 2025 to shareholders of record on August 7, 2025.

On July 22, 2025, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend will be paid on August 19, 2025.

On July 21, 2025, the Group signed an agreement to extend the maturity date of the Global Asset Based Loan Facility from August 6, 2026 to April 30, 2027.